GOLDMAN SACHS U.S. LARGE CAP BUFFER 1 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Additional Investment Information
Shares Description Value
a
Exchange Traded Funds – 100.4%
258,400 SPDR Portfolio S&P 500 ETF
(Cost $19,680,501)
$ 20,772,776
TOTAL INVESTMENTS – 100.4%
(Cost $19,680,501)
$ 20,772,776
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(91,810)
NET ASSETS – 100.0%
$ 20,680,966
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2025, the Fund had the following purchased and written option contracts:
FLEX OPTIONS ON EQUITIES CONTRACTS
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 74.42 01/02/2026 2,584 $ 19,230 $ 81,282 $ 260,206 $ (178,924)
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. 57.97 01/02/2026 2,584 14,979 9,222 40,308 (31,086)
Total purchased option contracts 5,168 $ 34,209 $ 90,504 $ 300,514 $ (210,010)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 82.26 01/02/2026 (2,584) $ (21,256) $ (151,834) $ (164,648) $ 12,814
Puts
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 66.59 01/02/2026 (2,584) $ (17,207) $ (24,415) $ (102,750) $ 78,335
Total written option contracts (5,168) $ (38,463) $ (176,249) $ (267,398) $ 91,149

GOLDMAN SACHS U.S. LARGE CAP BUFFER 2 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Additional Investment Information
Shares Description Value
a
Exchange Traded Funds – 99.7%
72,500 SPDR Portfolio S&P 500 ETF
(Cost $5,228,963)
$ 5,828,275
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,180 3.902% 1,180
(Cost $1,180)
TOTAL INVESTMENTS – 99.7%
(Cost $5,230,143)
$ 5,829,455
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
20,412
NET ASSETS – 100.0%
$ 5,849,867
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2025, the Fund had the following purchased and written option contracts:
FLEX OPTIONS ON EQUITIES CONTRACTS
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 76.23 02/02/2026 725 $ 5,527 $ 60,314 $ 91,350 $ (31,036)
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. 59.38 02/02/2026 725 4,305 8,915 15,225 (6,310)
Total purchased option contracts 1,450 $ 9,832 $ 69,229 $ 106,575 $ (37,346)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 84.81 02/02/2026 (725) $ (6,149) $ (29,576) $ (62,350) $ 32,774
Puts
SPDR Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 68.20 02/02/2026 (725) $ (4,945) $ (18,852) $ (31,175) $ 12,323
Total written option contracts (1,450) $ (11,094) $ (48,428) $ (93,525) $ 45,097

GOLDMAN SACHS U.S. LARGE CAP BUFFER 3 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
**End swaps header**
Additional Investment Information
Shares Description Value
a
Exchange Traded Funds – 99.9%
115,200 SPDR Portfolio S&P 500 ETF
(Cost $8,235,387)
$ 9,260,928
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
43,529 3.902% 43,529
(Cost $43,529)
TOTAL INVESTMENTS – 100.4%
(Cost $8,278,916)
$ 9,304,457
Shares Dividend Rate Value
aa
Investment Company – (continued)
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(38,014)
NET ASSETS – 100.0%
$ 9,266,443
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
PURCHASED & WRITTEN OPTIONS CONTRACTS
— At November 30, 2025, the Fund had the following purchased and written option contracts:
FLEX OPTIONS ON EQUITIES CONTRACTS
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Purchased Option Contracts:
Puts
State Street
SPDR
Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 76.37 03/02/2026 1,152 $ 8,798 $ 139,392 $ 141,696 $ (2,304)
State Street
SPDR
Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. 59.49 03/02/2026 1,152 6,853 20,736 21,888 (1,152)
Total purchased option contracts 2,304 $ 15,651 $ 160,128 $ 163,584 $ (3,456)
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
State Street
SPDR
Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 85.21 03/02/2026 (1,152) $ (9,861) $ (78,336) $ (77,184) $ (1,152)
Puts
State Street
SPDR
Portfolio
S&P 500
ETF
Morgan
Stanley Co.,
Inc. $ 68.33 03/02/2026 (1,152) $ (7,872) $ (67,968) $ (66,816) $ (1,152)
Total written option contracts (2,304) $ (17,733) $ (146,304) $ (144,000) $ (2,304)

Goldman Sachs Buffer ETFs
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i.
Options
— When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2025:
For further information regarding security characteristics, see the Schedules of Investments.
U.S. Large Cap Buffer 1 ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Exchange Traded Funds $ 20,772,776 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Purchased Options Contracts $ — $ 90,504 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Written Options Contracts $ — $ (176,249) $ —
€ 1.00 € 1.00 € 1.00
U.S. Large Cap Buffer 2 ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Exchange Traded Funds $ 5,828,275 $ — $ —
Investment Companies 1,180 — —
Total
$ 5,829,455 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Purchased Options Contracts $ — $ 69,229 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Written Options Contracts $ — $ (48,428) $ —
€ 1.00 € 1.00 € 1.00
U.S. Large Cap Buffer 3 ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Exchange Traded Funds $ 9,260,928 $ — $ —
Investment Companies 43,529 — —
Total
$ 9,304,457 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Purchased Options Contracts $ — $ 160,128 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Written Options Contracts $ — $ (146,304) $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the
Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying ETF decreases over an Outcome Period in excess of the Initial Loss. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying ETF increases in excess of the Cap during an Outcome Period, the
Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of Options (or other derivatives)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
that are purchased and sold in order to seek to obtain the relevant market exposure, the Buffer and Deep Downside Protection. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the
Underlying ETF, and relationship of put and calls on the underlying Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap, the Buffer and Deep Downside Protection. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Deep Downside Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide Deep
Downside Protection against losses if the value of the Underlying ETF decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Deep Downside Protection that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment despite the Deep Downside Protection. The Deep Downside Protection is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Derivatives Risk — The Fund's use of options (including FLEX Options, as defined below), futures, credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
FLEX Options Risk — The Fund utilizes FLexible EXchange
®
Options (“FLEX Options”) guaranteed for settlement by the Options
Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the
FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX
Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX
Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.
Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Non-Diversification Risk — The U.S. Large Cap Buffer 1 ETF, U.S. Large Cap Buffer 2 ETF and U.S. Large Cap Buffer 3 ETF are
non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Buffer ETFs
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF, subject to the
Buffer, Deep Downside Protection and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an
Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer up to the Deep Downside Protection.
Tracking Error Risk — Tracking error is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s
Index. The performance of the Underlying ETF may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Underlying ETF’s holding of cash, differences in accrual of dividends, changes to the
Underlying ETF’s Index or the need to meet new or existing regulatory requirements. Unlike the Underlying ETF, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Underlying ETF will be negatively affected by general declines in the securities and asset classes represented in the
Underlying ETF’s Index.
Underlying ETF Risk — The value of an investment in the Fund will be related, to a degree, to the investment performance of the
Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the
Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying
ETF’s fees and expenses. The performance of the Fund (without regard to the Buffer, Deep Downside Protection, or Cap) may diverge from that of the Underlying ETF for a number of reasons, including Fund fees and expenses.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)